ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	211,083,301	209,920,447	204,135,029	193,770,753
Ordinary shares, shares outstanding	205,509,057	208,560,447	201,189,189	190,824,913
Treasury stock at cost, shares	5,574,244	1,360,000	2,945,840	2,945,840
Parent Company | Reportable Legal Entities
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	211,083,301	209,920,447
Treasury stock at cost, shares	5,574,244	1,360,000